Organization and Reorganization - Major subsidiaries of vie's (Details)	12 Months Ended
Dec. 31, 2019
Major VIEs | Beijing Zhongrui Guochuang Automobile Sales & Service Co., Ltd. ("Zhongrui Guochuang")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows
Major VIEs | TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile"
Variable Interest Entity [Line Items]
Year of incorporation	2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Beijing GuoHeng Chuangxin Automobile Sales & Service Co., Ltd. ("GuoHeng Chuangxin")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Tengzhou GuoChuang Automobile Sales & Service Co., Ltd. ("GuoChuang Automobile")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
Major VIEs | Tianjin Hengyuan Chuangxin Automobile Sales & Service Co., Ltd. ("Tianjin Hengyuan")
Variable Interest Entity [Line Items]
Year of incorporation	2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Vehicle sales facilitation
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Variable Interest Entity [Line Items]
Year of incorporation	2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows, special promotion events, online marketing services
Best Cars Limited ("Best Cars")
Variable Interest Entity [Line Items]
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding of ordinary shares for restricted share awards